The following table presents significant impairment reversals for 2021: (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,190	$ (7,339)	$ (2,848)
[custom:CarryingAmountAfterImpairment]		$ 26,931
Cash Generating Unit [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	860
[custom:CarryingAmountAfterImpairment]	7,075
North [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	714
[custom:CarryingAmountAfterImpairment]	4,861
Cash Generating Unit Twelve [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	611
[custom:CarryingAmountAfterImpairment]	840
Cash Generating Unit Five [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	388
[custom:CarryingAmountAfterImpairment]	3,072
Cash Generating Unit Four [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	369
[custom:CarryingAmountAfterImpairment]	1,502
Cash Generating Unit One [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	48
[custom:CarryingAmountAfterImpairment]	2,435
Cash Generating Unit Ten [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	41
[custom:CarryingAmountAfterImpairment]	39
Cash Generating Unit Thirteen [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	35
[custom:CarryingAmountAfterImpairment]	82
Cash Generating Unit Eleven [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	32
[custom:CarryingAmountAfterImpairment]	5,002
Cash Generating Unit Fourteen [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	275
[custom:CarryingAmountAfterImpairment]	$ 2,023